Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2023
VISEN Pharmaceuticals [member]
Disclosure of associates [line items]
Schedule of Financial Information of Investment in VISEN

The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China
	2023	2022
	(EUR’000)
Statement of profit or (loss)
Profit/(loss) for the year from continuing operations	(41,873)	(40,283)
Total comprehensive income	(41,859)	(40,273)
Statement of financial position
Non-current assets	9,596	21,410
Current assets	48,041	92,204
Total assets	57,637	113,614
Equity	51,078	100,062
Non-current liabilities	140	180
Current liabilities	6,419	13,372
Total equity and liabilities	57,637	113,614
Company’s share of equity before eliminations	22,438	43,957
Elimination of internal profit and other equity method adjustments	(16,752)	(21,025)
Company’s share of equity	5,686	22,932
Investment in associate at December 31	5,686	22,932
Present ownership at December 31	43.93%	43.93%
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	15,026	22,327
Trade receivables from associate	991	3,554
Contract liabilities	7,133	14,213